Label	Element	Value
Roundhill PLTR WeeklyPay ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	121.60%
Roundhill PLTR WeeklyPay ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%
Roundhill PLTR WeeklyPay ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	66.00%	[1]
Roundhill PLTR WeeklyPay ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	66.00%
Roundhill PLTR WeeklyPay ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	20.20%
Roundhill PLTR WeeklyPay ETF | Total Return Swaps [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.50%
Roundhill PLTR WeeklyPay ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.30%
Roundhill PLTR WeeklyPay ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%

[1]
*	Held for cash and collateral management purposes.